Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible assets

13.	Intangible assets

	Product development in progress	Intellectual property and patents registration	Software	Total
2021	€’000	€’000	€’000	€’000
Cost
January 1, 2021t	288	1,911	4	2,203
Additions – other*	1,630	—	19	1,649
December 31, 2021	1,918	1,911	23	3,852

Amortisation
January 1, 2021	—	—	—	—
Amortisation charge	—	—	(5)	(5)
December 31, 2021	—	—	(5)	(5)

Net book value
At December 31, 2021	1,918	1,911	18	3,847
2020
Cost
January 1, 2020	—	—	—	—
Additions – business combination	—	1,900	—	1,900
Additions – other*	273	11	4	288
Transfers during the year (note 14)	15	—	—	15
December 31, 2020	288	1,911	4	2,203

Amortisation
January 1, 2020	—	—	—	—
Amortisation charge	—	—	—	—
December 31, 2020	—	—	—	—

Net book value
At December 31, 2020	288	1,911	4	2,203

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.

Intellectual property of €1.9 million (2020: €1.9 million) and product development costs of €1.9 million (2020: €0.3 million) assets are considered to be of indefinite life and accordingly are not amortized. The Group also considers that there has been no impairment of the value of these assets to date. The recoverable amount of these assets has been determined on a value-in-use basis, using discounted cash-flow projections for a five-year period. In addition to the discount rate used, the Group’s revenue projections and operating margin are key drivers for valuation. Foreseeable events, however, are unlikely to result in a change of projections of a significant nature so as to result in the assets’ carrying amounts exceeding their recoverable amounts. These projections have been discounted based on the estimated pre-tax discount rate applicable to the asset of 11.8% for 2021 (2020: 7%). The recoverable amount of these assets was determined to be €53.4 million before our sensitivity analysis was performed.

Sensitivity analysis to significant assumptions

Description	Input	Sensitivity applied	Effect on book value €’000s
Indefinite useful lives intangible assets	Discount rate	+1,000bps	—
Indefinite useful lives intangible assets	Operating margin	-1,000bps	—
Indefinite useful lives intangible assets	Revenue projections* Cost of sales*	-1,000bps -350bps	—

*	The second sensitivity applied was a combination of a reduction in revenue with a corresponding reduction in the costs that would be incurred because of reduced sales.